Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Components of Property, Plant and Equipment

The following table provides the components of Property, plant and equipment:
	Useful Lives	As of December 31,
(MILLIONS OF DOLLARS)	(Years)	2014	2013
Land	—	$529	$557
Buildings	33-50	9,355	10,055
Machinery and equipment	8-20	9,671	10,050
Furniture, fixtures and other	3-12 1/2	4,162	3,914
Construction in progress	—	1,271	1,102
		24,988	25,678
Less: Accumulated depreciation		13,226	13,281
Property, plant and equipment(a)		$11,762	$12,397

(a)
The decrease in total property, plant and equipment is primarily due to depreciation and, to a much lesser extent, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.